Skadden, Arps, Slate, Meagher & Flom llp
525 UNIVERSITY AVENUE
PALO ALTO, CALIFORNIA 94301
________

TEL: (650) 470-4500
FAX: (650) 470-4570
www.skadden.com

      DIRECT DIAL
                    650-470-4575

      DIRECT FAX
                    650-470-4570

     EMAIL ADDRESS
                    Josh.lagrange@SKADDEN.COM

February 12, 2010

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

RE:	Schedule TO-I, File No. 005-83483

Dear Sir or Madam:

On behalf of Infinera Corporation ("the Company"), a Delaware corporation, and pursuant to the Securities Exchange Act of 1934 and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, a supplement and amendment to the Company's Tender Offer Statement on Schedule TO filed with the Securities and Exchange Commission on January 25, 2010, relating to the offer by the Company to exchange certain options to purchase Company common stock for new awards.  The Company anticipates delivering the supplement and amendment to the Schedule TO to optionholders on or about February 12, 2010.

This filing is made in connection with the concurrent filing of correspondence in the form of a letter memorandum responding to the comments of Song P. Brandon of the Office of Mergers & Acquisitions dated February 4, 2010.

Should you have any questions or comments concerning these materials, please call me at (650) 470-4575.

Sincerely,

/s/ Josh LaGrange

Josh LaGrange

Enclosure